Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL [Text Block]
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of December 31, 2011 and 2010 consisted of the following:

Total Navios Holdings

		Accumulated	Disposal/Transfer	Net Book Value
	Acquisition Cost	Amortization	To vessel cost	December 31, 2011
Trade name	$100,420	$(22,025)	$—	$78,395
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	35,490	(7,098)	—	28,392
Favorable lease terms (*)(**)	237,644	(128,172)	(1,513)	107,959

Total Intangible assets	407,614	(162,828)	(1,513)	243,273

Unfavorable lease terms (***)	(127,513)	82,688	—	(44,825)

Total	$280,101	$(80,140)	$(1,513)	$198,448

Navios Holdings (excluding Navios Acquisition)

		Accumulated	Disposal/Transfer	Net Book Value
	Acquisition Cost	Amortization	To vessel cost	December 31, 2010
Trade name	$100,420	$(18,172)	$—	$82,248
Port terminal operating rights	34,060	(4,605)	—	29,455
Customer relationships	35,490	(5,323)	—	30,167
Favorable construction contracts	7,600	—	(7,600)	—
Favorable lease terms (*)(**)	250,674	(123,178)	(655)	126,841

Total Intangible assets	428,244	(151,278)	(8,255)	268,711

Unfavorable lease terms (***)	(127,513)	76,249	—	(51,264)

Total	$300,731	$(75,029)	$(8,255)	$217,447

Navios Acquisition
		Accumulated	Disposal/Transfer	Net Book Value
	Acquisition Cost	Amortization	To vessel cost	December 31, 2010
Purchase options	$3,158	$—	$—	$3,158
Favorable lease terms	57,070	(1,236)	—	55,834

Total intangible assets	60,228	(1,236)	—	58,992

Unfavorable lease terms	(5,819)	208	—	(5,611)

Total	$54,409	$(1,028)	$—	$53,381

Total Navios Holdings

		Accumulated	Disposal/Transfer to	Net Book Value
	Acquisition Cost	Amortization	vessel cost	December 31, 2010
Total intangible assets	$488,472	$(152,514)	$(8,255)	$327,703

Total unfavorable lease terms	(133,332)	76,457	—	(56,875)

Total	$355,140	$(76,057)	$(8,255)	$270,828

(*)
On April 28, 2010 and on February 21, 2011, the Navios Vector, a 50,296 dwt Ultra-Handymax vessel, and the Navios Astra, a 53,468 dwt Ultra-Handymax vessel, both former long-term chartered-in vessels in operation, were delivered, respectively, to Navios Holdings' owned fleet. The unamortized amounts of favorable leases of $655 for the Navios Vector's and $1,513 for the Navios Astra were included as an adjustment to the carrying value of the vessels.

(**)
As at December 31, 2011, the intangible asset associated with the favorable lease terms includes an amount of $30,991 related to purchase options for the vessels. This amount is not amortized and should the purchase options be exercised, any unamortized portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel (Note 8) and if not exercised, the intangible will be written off. As of December 31, 2011 and 2010, $90 and $16,545, respectively, had been transferred to the acquisition cost of vessels and as of December 31, 2009 the amount of $2,885, had been written off due to the sale of the Navios Sagittarius to Navios Partners on June 10, 2009.

(***)
As at December 31, 2011, the intangible liability associated with the unfavorable lease terms includes an amount of $15,890 related to purchase options held by third parties. This amount is not amortized and if exercised by the third party the liability will be included in the calculation of the gain or loss of the related vessel and if not exercised, the intangible will be written off. As of December 31, 2011 and 2010, no purchase options held by third parties have been exercised.

	Amortization	Amortization	Amortization
	Expense	Expense	Expense
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
Trade name	$(3,853)	$(3,852)	$(3,853)
Port terminal operating rights	(927)	(927)	(927)
Customer relationships	(1,775)	(1,774)	(1,774)
Favorable lease terms	(18,388)	(21,488)	(33,243)
Unfavorable lease terms	6,610	8,147	17,481
Backlog assets	—	—	(44)

Total	$(18,333)	$(19,894)	$(22,360)

The remaining aggregate amortization of acquired intangibles will be as follows:

	Within one
Description	year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total

Navios Holdings
Trade name	$3,862	$3,854	$3,854	$3,854	$3,855	$59,116	$78,395
Favorable lease terms	17,330	13,989	12,539	11,398	11,324	10,388	76,968
Unfavorable lease terms	(6,121)	(5,131)	(4,933)	(3,545)	(2,183)	(7,022)	(28,935)
Port terminal operating rights	927	927	927	927	927	23,892	28,527
Customer relationships	1,775	1,775	1,775	1,775	1,775	19,517	28,392
Total	$17,773	$15,414	$14,162	$14,409	$15,698	$105,891	$183,347

On June 10, 2009, Navios Holdings sold to Navios Partners the rights of the Navios Sagittarius, a 2006 Japanese-built Panamax vessel with a capacity of 75,756 dwt, for cash consideration of $34,600. The book value of the vessel was $4,308, resulting in a gain from the sale of $30,292, of which $16,782 had been recognized at the time of sale in the statements of income under "Gain on sale of assets" and the remaining $13,510 representing profit of Navios Holdings' 44.6% interest in Navios Partners has been deferred under "Other long term liabilities and deferred income" and is being recognized to income based on the remaining term of the vessel's contract rights or until the vessel's rights are sold (see Note 16).